RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 - RELATED PARTY TRANSACTIONS

Employment Agreements and Due to Officers/Founders:

In March 2018, Quoin Inc. executed employment agreements with both of its officers who are also co-founders of Quoin Inc. The employment agreements for both officers/founders allow for a onetime expense that covers the salaries they would have otherwise been paid for efforts they undertook in the periods since inception. The salaries and benefits allowances provided for under the employment agreements began to accrue as the services were being provided by the officers/founders and are included in Due to Officers on the accompanying balance sheet.

Since the Merger closing, the Company is approved to pay and has been repaying amounts due to officers/founders at a rate of $25,000 each per month.

Amounts due to officers at September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
Salaries and other compensation	$4,108,500	$4,108,500
Invoices paid on behalf of the Company	165,233	615,232
Total	4,273,733	4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,673,733	$4,123,732

Expenses:

Research and development expense to a related party, incurred in the three and nine months ended September 30, 2022 and 2021 was approximately $12,000 and $0 and $36,000 and $0, respectively.

For the nine months ended September 30, 2021, the Company paid a consulting fee of $100,000 to a board member.

NOTE 11 – RELATED PARTY TRANSACTIONS

Employment Agreements and Due to Officers/Founders

In March 2018, Quoin Inc. executed employment agreements with both of its officers who are also co-founders of Quoin Inc. The employment agreements for both officers/founders allow for a onetime expense that covers the salaries they would have otherwise been paid for efforts they undertook in the periods since inception. The salaries and benefits allowances provided for under the employment agreements began to accrue as the services were being provided by the officers/founders and are included in Due to Officers on the accompanying balance sheet.

Amounts due to the officers/founders consist of amounts specified in the employment agreements since inception through December 31, 2021 as well as reimbursable travel expenses and other amounts paid by them to third parties on behalf of Quoin Inc. The Company repaid $304,466, $50,000, and $0 of such amounts due to officers/founders in the year ended December 31, 2021, 2020 and 2019, respectively. Since the Merger closing, the Company has been repaying amounts due to officers/founders at a rate of $25,000 each per month (See Note 17).

Amounts due to officers at December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Salaries and allowances	$4,108,500	$3,984,000
Invoices paid on behalf of the Company	615,232	904,913
Total	$4,723,732	$4,888,913

During 2021, the Company incurred $108,000 of consulting expense from related parties, primarily from a related party company controlled by a member of the Board of Directors.

See Note 4 for related party debt and Note 12 for employment agreements.